INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details)	Nov. 22, 2022	Aug. 04, 2022	Dec. 31, 2023	Dec. 31, 2022
Mexico regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			11.00%	11.00%
Mexican regulated natural gas transmission business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			13.00%	13.00%
Brazilian toll road business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			45.00%	45.00%
U.S. LNG export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			6.00%	6.00%
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			25.00%	38.00%
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			0.00%	20.00%
French telecom operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			21.00%	21.00%
New Zealand data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			0.00%	12.00%
Indian data center business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			13.00%	13.00%
Australian utility operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			0.00%	8.00%
Australian smart meter business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			13.00%	13.00%
Australian data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			12.00%	12.00%
Proportion of voting rights held in associate		12.00%
U.S. semiconductor manufacturing facility
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest			13.00%	12.00%
Proportion of voting rights held in associate	12.00%